Accrued Expenses and Other (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2014	Jul. 31, 2013
Accrued Expenses And Other [Line Items]
Accrued expenses and other
Accrued expenses and other consist of the following as of July 31, 2013 and 2012
(in thousands):

	2013	2012

Employee compensation	$208	$213
Vacation	31	56
Deferred income	76	467
Warranty reserve	156	166
Professional fees	137	147
Other	574	573
Total	$1,182	$1,622

Product warranty liability
The following table summarizes the activity related to the product warranty liability during the six months ended January 31, 2014 and 2013 (in thousands):

	2014	2013

Beginning balance	$156	$166
Warranty cost incurred	(57)	(54)
Accrued warranty cost	40	47
Ending balance	$139	$159

Cortelco Systems Holding Corp [Member]
Accrued Expenses And Other [Line Items]
Accrued expenses and other
Accrued expenses and other consist of the following as of July 31, 2013 and 2012
(in thousands):

	2013	2012

Employee compensation	$198	$201
Vacation	29	48
Deferred income	76	359
Warranty reserve	135	139
Other	529	480
Total	$967	$1,227

Product warranty liability
The following table summarizes the activity related to the product warranty liability during the six months ended January 31, 2014 and 2013 (in thousands):

	2014	2013

Beginning balance	$145	$166
Warranty cost incurred	(46)	(54)
Accrued warranty cost	40	47
Ending balance	$139	$159

The following table summarizes the activity related to the product warranty liability during fiscal years 2013 and 2012 (in thousands):

	2013	2012

Balance at beginning of period	$139	$164
Accruals for warranty liability	97	83
Warranty charges	(101)	(108)
Balance at end of period	$135	$139